Summary of Significant Accounting Policies (Details Textual) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 shares	Dec. 31, 2018 CNY (¥) Segments ¥ / shares shares	Dec. 31, 2018 USD ($) Segments shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Mar. 31, 2018	Oct. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 17, 2014 ¥ / shares
Summary of Significant Accounting Policies (Textual)
Insurance Premium Payables, Current		¥ 15,248		¥ 9,553
Escrow deposit				12,398		$ 4,068
Short term investments		¥ 1,554,060		2,498,730
Receivable, past due balance, term		90 days	90 days
Amortization of acquired intangible assets		¥ 15,946		33,177	¥ 20,232
Estimated amortization expense in 2019		942
Estimated amortization expense in 2020		278
Estimated amortization expense in 2021		44
Estimated amortization expense in 2022
Estimated amortization expense in 2023
Equity method investment, ownership percentage							20.60%
Debt instrument, description		Translations of amounts from RMB into USD are solely for the convenience of the readers in the United States and were calculated at the rate of US$1.00 = RMB6.8755.	Translations of amounts from RMB into USD are solely for the convenience of the readers in the United States and were calculated at the rate of US$1.00 = RMB6.8755.
Subscription receivables from employee companies				248,717
Repurchase of treasury stock, cash consideration | $
Share-based compensation expenses					¥ 4,937
Cancellation of policies, adjustments		0.1%	0.1%	0.2	0.2
Sales taxes, amount		¥ 21,508		¥ 25,239	¥ 81,890
Total value-added taxes, paid		179,367		157,607	160,556
Cash and cash equivalents, foreign currency risk		¥ 216,457		266,392
Foreign currency exchange rate, description		Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.943.	Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.943.
Number of operating segments | Segments		2	2
Advertising costs		¥ 34,663		35,741	18,085
Balances of contract assets		84,907
Marketing expense					299,885
Allowance for other receivables					¥ 2,724				¥ 4,043
Reversal allowance for other receivables		1,319
Loan bears interest at a rate		8
Contingent performance bonus		23,166
Balances of contract asset		64,436		74,119
Balances of contract liability
Convertible debt fair value		22,000		22,000				¥ 22,000
Trend and expected revenue and margin		4,500
Total fair value		22,000		¥ 22,000
Right-of-use asset		181,576
Lease liability		181,457
Contract assets receivables		74,119
Effect of change of adopting amount		23,166
Contract balance		¥ 84,907
Employee Companies [Member]
Summary of Significant Accounting Policies (Textual)
Issuance of shares to employees | shares					150,000,000
Loan bears interest rate, per annum					3.00%
Loan termination, term					2 years
Expiry of loan agreement, description					Upon the expiry of the loan agreement on December 17, 2016, the repayment maturity of the loan was further extended to June 2018 and the loan continues to bear interest at a rate of 3.0% per annum.
Employee Companies [Member] | Share Purchase Agreement One [Member]
Summary of Significant Accounting Policies (Textual)
Issuance of shares to employees | shares	100,000,000	100,000,000	100,000,000		100,000,000
Shares issued, price per share | ¥ / shares					¥ 0.27
Employee Companies [Member] | Share Purchase Agreement Two [Member]
Summary of Significant Accounting Policies (Textual)
Issuance of shares to employees | shares		50,000,000	50,000,000		50,000,000
Shares issued, price per share | ¥ / shares		¥ 0.29			¥ 0.29					¥ 5.8
Employee Companies [Member] | Share Purchase Agreement Three [Member]
Summary of Significant Accounting Policies (Textual)
Issuance of shares to employees | shares		150,000,000	150,000,000
Shares issued, price per share | $ / shares						$ 1.45